Global Atlantic Moderate Growth Managed Risk Portfolio

Portfolio of Investments (Unaudited)

March 31, 2025

	Shares/ Principal	Fair Value
Exchange Traded Funds - 94.6%
Debt Funds - 30.8%
iShares 10+ Year Investment Grade Corporate Bond ETF	27,760	$1,394,385
iShares 10-20 Year Treasury Bond ETF	28,981	3,006,779
iShares 1-3 Year Treasury Bond ETF	24,137	1,996,854
iShares 1-5 Year Investment Grade Corporate Bond ETF	33,259	1,741,774
iShares 20+ Year Treasury Bond ETF	7,026	639,577
iShares 3-7 Year Treasury Bond ETF	18,390	2,172,502
iShares 5-10 Year Investment Grade Corporate Bond ETF	23,342	1,225,922
iShares 7-10 Year Treasury Bond ETF	5,894	562,111
iShares Core Total USD Bond Market ETF	110,274	5,081,426
iShares Core U.S. Aggregate Bond ETF	44,592	4,411,040
iShares J.P. Morgan USD Emerging Markets Bond ETF	6,874	622,715
iShares MBS ETF	33,946	3,183,456
Total Debt Funds		26,038,541
Equity Funds - 63.8%
iShares Core MSCI EAFE ETF	81,742	6,183,782
iShares Core MSCI Emerging Markets ETF	10,715	578,289
iShares Core S&P 500 ETF(a)	39,077	21,957,366
iShares Core S&P Mid-Cap ETF	69,679	4,065,770
iShares Core S&P Small-Cap ETF	19,106	1,997,914
iShares MSCI EAFE Growth ETF	9,268	926,800
iShares MSCI EAFE Value ETF	25,649	1,511,752
iShares MSCI Emerging Markets ex China ETF	14,958	824,036
iShares MSCI USA Momentum Factor ETF	9,977	2,016,651
iShares MSCI USA Quality Factor ETF	29,903	5,110,124
iShares S&P 100 ETF	3,118	844,448
iShares S&P 500 Growth ETF	35,271	3,274,207
iShares S&P 500 Value ETF	13,370	2,548,055
iShares U.S. Technology ETF	14,784	2,076,265
Total Equity Funds		53,915,459
Total Exchange Traded Funds
(Cost - $57,762,046)		79,954,000
Short-Term Investments - 5.3%
Money Market Funds - 5.3%
Dreyfus Government Cash Management, 4.23%(b)	3,539,747	3,539,747
Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 4.23%(b)	960,555	960,555
Total Short-Term Investments (Cost - $4,500,302)		4,500,302

	Shares/ Principal	Fair Value
Total Investments - 99.9%
(Cost - $62,262,348)		$84,454,302
Other Assets Less Liabilities - Net 0.1%		126,269
Total Net Assets - 100.0%		$84,580,571

Global Atlantic Moderate Growth Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2025

(a)	The fair value of this holding exceeds 25% of the Fund's net assets. Additional information for this holding, including financial statements, is available from the SEC's EDGAR database at www.sec.gov.
(b)	The rate shown is the annualized seven-day yield at period end.

Futures Contracts
	Counterparty	Number of Contracts	Expiration Date	Notional Value	Fair Value/Unrealized Appreciation (Depreciation)
Short Futures Contracts
E-Mini Russell 2000 Index Future	Goldman Sachs & Co.	3	6/20/2025	$304,065	$5,100
MSCI EAFE Future	Goldman Sachs & Co.	9	6/20/2025	1,087,335	37,985
MSCI Emerging Market Index Future	Goldman Sachs & Co.	3	6/20/2025	166,620	5,765
NASDAQ 100 E-Mini Future	Goldman Sachs & Co.	1	6/20/2025	388,790	9,556
S&P 500 E-Mini Future	Goldman Sachs & Co.	15	6/20/2025	4,239,938	26,968
S&P Mid 400 E-Mini Future	Goldman Sachs & Co.	2	6/20/2025	587,720	2,295

TOTAL NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS					$87,669

 Effective May 1, 2025, the below Portfolios were renamed as follows:

Name Prior to May 1, 2025	Name Effective May 1, 2025
Global Atlantic Franklin Dividend and Income Managed Risk Portfolio	Global Atlantic Franklin Tactical Allocation Managed Risk Portfolio
Global Atlantic Growth Managed Risk Portfolio	Global Atlantic Moderately Aggressive Managed Risk Portfolio
Global Atlantic Moderate Growth Managed Risk Portfolio	Global Atlantic Moderate Managed Risk Portfolio

The Portfolios’ investment objectives, policies and strategies remain unchanged.